Other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Post-retirement	$ 168	$ 295	$ 242
Long-term portion of reforestation	59	58	57
Long-term portion of decommissioning	25	24	24
Export duties (note 25)	69	0	0
Long-term debt (note 12)	1	6	2
Other	38	25	25
Other liabilities	$ 360	$ 408	$ 350